CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets
Cash	$ 1,882	$ 1,160
Accounts receivable, net	1,863	685
Contract asset		344
Convertible note receivable		445
Inventory	320	277
Deferred offering costs		1,297
Due from Monterey Capital Acquisition Corporation		2,491
Forward purchase agreement	2,196
Prepaid expenses and other assets	1,191	651
Total current assets	7,452	7,350
Right-of-use asset - operating lease	199	284
Right-of-use asset - finance lease	167	252
Property, plant and equipment, net	996	1,138
Goodwill	3,037	2,247
Intangible assets, net	1,851	1,841
Investment recorded at cost	45	45
Total Assets	13,747	13,157
Current liabilities
Accounts payable	10,357	3,860
Accrued expenses	4,631	1,718
Due to Libertas	1,057
Current portion of convertible debt, at fair value	4,392	2,179
Current portion of operating lease liability	114	115
Current portion of finance lease liability	114	99
Current portion of contingent consideration	199
Contract liabilities	662	1,121
Income taxes payable	386
Total current liabilities	38,649	21,112
Non-current portion of operating lease liability	118	173
Non-current portion of debt, related party	99
Non-current portion of finance lease liability	115	203
Noncurrent portion of debt, net of debt discount	1,417	1,150
Contingent Consideration	377
Total liabilities	40,775	22,638
Commitments and Contingencies (Note 9)
Mezzanine Equity
Total mezzanine equity		11,983
Stockholders' Deficit:
Common stock, $0.0001 par value, 100,000,000 shares authorized as of September 30, 2024 and December 31, 2023, respectively, 21,124,057 and 5,291,381 issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	2
Additional paid-in-capital	11,425	1,307
Accumulated deficit	(39,910)	(22,860)
Accumulated other comprehensive income	144	115
Stockholders' deficit	(28,340)	(21,438)
Noncontrolling interests	1,311	(26)
Total stockholders' deficit	(27,028)	(21,464)
Total liabilities, mezzanine equity and stockholders' deficit	13,747	13,157
Series Seed Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity		2,200
Series Seed-1 Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity		293
Series A-1 Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity		3,195
Series B-1 Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity		3,984
Series B-2 Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity		2,311
Non-related party
Current liabilities
Current portion of debt	15,966	11,935
Related party
Current liabilities
Due to Libertas	686
Current portion of debt	$ 85	$ 85